TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated February 1, 2006 to the Prospectus dated March 1, 2005, as previously supplemented

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TA IDEX Asset Allocation – Growth Portfolio

The following information supplements, amends, and replaces the information contained in the first bullet point under “Principal Strategies and Policies”:

•	Under normal market conditions, it expects to invest primarily in underlying TA IDEX funds that invest primarily in equities.

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TA IDEX Asset Allocation – Moderate Growth Portfolio

The following information supplements, amends, and replaces the information contained in the first bullet point under “Principal Strategies and Policies”:

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Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 70% of assets in equities, 25% of assets in bonds, and 5% of assets in money market instruments. These percentages may vary at different times.

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TA IDEX Asset Allocation – Moderate Portfolio

The following information supplements, amends, and replaces the information contained in the first bullet point under “Principal Strategies and Policies”:

•

Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 50% of assets in equities, 45% of assets in bonds, and 5% of assets in money market instruments. These percentages may vary at different times.

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All Funds

The following information supplements, amends, and replaces the last item under the “Minimum Investment*” table in Section B – Shareholder Information - “Opening an Account”:

Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)**

Automatic Investment Plans	$ 500	$ 50
*	TA IDEX reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

** Minimum per monthly fund account investment.

The following information supplements, amends, and replaces the first bulleted exception under “Minimum Account Balance” in Section B – Shareholder Information - “Features and Policies”:

•	accounts opened within the preceding 12 months

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Investors Should Retain This Supplement For Future Use